Other Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2017
Other Receivables And Prepayments Net [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS, NET
6.	OTHER RECEIVABLES AND PREPAYMENTS, NET

Other receivables and prepayments as of December 31, 2017 and 2016 consist of the following:

	2017	2016
Rental deposits	$33,178	$14,442
Prepaid expenses	129,286	-
Advances to employees	-	343
Others	-	75,297
Other receivables	162,464	90,082
Less: allowance for doubtful accounts	(34,041)	(562)
Other receivables, net	$128,423	$89,520

During the years ended December 31, 2017, 2016 and 2015, bad debts/(recovery of bad debts) on other receivables from continuing operations were $32,213, ($41,790) and ($1,899), respectively. During the years ended December 31, 2016 and 2015, bad debts on other receivables from discontinued operations were $nil and $153,275, respectively.